Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$525	$495,219

New York — 158.2%

Corporate — 4.5%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,685	9,987,250
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	970	911,728
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,565	1,515,868
New York Transportation Development Corp.,
Refunding ARB
AMT, 2.25%, 08/01/26	1,490	1,369,593
AMT, 3.00%, 08/01/31	1,465	1,290,882

		15,075,321

County/City/Special District/School District — 31.8%
City of New York, GO
Series A-1, 4.00%, 09/01/46	2,305	1,949,829
Series B, 5.25%, 10/01/47	4,605	4,815,932
Series D-1, 5.50%, 05/01/46	1,140	1,211,928
Series F-1, 4.00%, 03/01/47	2,270	1,957,121
Sub-Series D-1, 5.00%, 08/01/31	945	956,517
Sub-Series F-1, 5.00%, 04/01/43	4,550	4,637,269
City of New York, Refunding GO
Series E, 5.50%, 08/01/25	460	467,498
Series E, 5.00%, 08/01/32	2,000	2,024,268
City of Yonkers New York, GO
Series B, (AGM, SAW), 4.00%, 02/15/38	295	269,161
Series B, (AGM), 3.00%, 02/15/39	275	215,598
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,400	1,478,807
Series B, (AGM), 5.00%, 07/01/45	1,815	1,849,882
Series C, 5.00%, 10/01/31	1,980	2,103,265
County of Nassau New York, Refunding GO, Series A, (AGM), 4.00%, 04/01/50	3,720	3,120,626
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	1,685	1,764,141
Hudson Yards Infrastructure Corp., Refunding RB
Series 2022, 4.00%, 02/15/40	1,450	1,290,352
Series A, 5.00%, 02/15/39	8,260	8,417,964
Series A, (AGM), 4.00%, 02/15/47	2,425	2,047,961
Ithaca City School District, Refunding GO
(BAM, SAW), 2.00%, 06/15/33	365	295,746
(BAM, SAW), 2.00%, 06/15/34	720	564,694
Mahopac Central School District, Refunding GO,
(SAW), 2.00%, 06/01/32	555	467,465
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(b)	1,380	589,096
New York City Industrial Development Agency, Refunding RB 3.00%, 03/01/49	1,830	1,156,260
Series A, AMT, 5.00%, 07/01/28	820	816,682
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	950	955,975
Series B-1, 5.00%, 08/01/45	6,575	6,641,631

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series A-1, 5.00%, 08/01/40	$860	$879,254
Sub-Series A-3, 4.00%, 08/01/43	2,790	2,445,296
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,126,993
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,709,033
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,477,733
Sub-Series E-1, 5.00%, 02/01/39	2,730	2,783,871
Sub-Series E-1, 5.00%, 02/01/43	4,760	4,828,953
Series A-2, Subordinate, 5.00%, 08/01/39	3,440	3,515,701
Series C, Subordinate, 4.00%, 05/01/45	2,275	1,964,617
Series F-1, Subordinate, 5.00%, 02/01/47	355	361,322
New York Convention Center Development Corp., RB, CAB(b)
Series B, Sub Lien, 0.00%, 11/15/32	565	334,281
Series B, Sub Lien, 0.00%, 11/15/42	2,185	649,458
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,180,458
Series B, Sub Lien, 0.00%, 11/15/48	2,665	581,935
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	317,454
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,765	450,539
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	6,150	6,180,504
5.00%, 11/15/45	12,215	11,901,270
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(c)	5,075	4,441,584
Series A, 2.88%, 11/15/46	1,460	915,992
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/23(d)	995	1,000,350
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,160	911,558
Series A, (SAW), 2.00%, 07/15/35	685	521,277
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(d)	2,840	2,877,562

		106,422,663

Education — 16.2%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	740	525,532
4.00%, 07/01/51	765	481,316
Series A, 5.00%, 12/01/30	250	252,274
Series A, 5.00%, 12/01/32	100	100,594
Series A, 4.00%, 12/01/34	110	98,675
Build NYC Resource Corp., RB, Series A, 4.00%, 06/15/41	415	323,349
Build NYC Resource Corp., Refunding RB 4.00%, 08/01/42	525	442,776
5.00%, 08/01/47	535	531,904
Series A, 5.00%, 06/01/43	450	454,228
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	756,199
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	570	573,782
5.00%, 07/01/48	855	824,381
5.00%, 07/01/52	1,365	1,322,614
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	985	1,006,524
4.00%, 07/01/46	1,865	1,583,126

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 07/01/47	$1,030	$998,957
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	685	695,322
Series B, 5.00%, 07/01/43	2,480	2,510,432
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(d)	1,240	1,254,721
Series A, 4.00%, 07/01/39	350	318,741
Series A, 4.00%, 07/01/50	8,640	7,201,017
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	3,500	3,887,317
Series A, 5.00%, 07/01/46	250	249,337
Series A, 5.00%, 07/01/51	590	582,342
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	1,900	1,909,637
Series A, 5.25%, 07/01/23(d)	11,190	11,341,066
Series A, 5.00%, 07/01/35	1,030	1,034,941
Series A, 4.00%, 07/01/37	510	451,939
Series A, 5.00%, 07/01/37	2,005	2,014,650
Series A, 5.00%, 07/01/43	1,520	1,522,467
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	715	695,588
Series A, 5.00%, 07/01/42	445	421,620
Troy Capital Resource Corp., Refunding RB 4.00%, 09/01/30	190	186,450
4.00%, 09/01/31	105	99,871
4.00%, 09/01/32	160	150,199
4.00%, 09/01/33	45	41,586
4.00%, 09/01/34	75	68,240
4.00%, 09/01/35	90	80,756
5.00%, 09/01/35	450	457,909
4.00%, 09/01/36	125	110,749
5.00%, 09/01/36	2,360	2,395,088
4.00%, 09/01/40	1,320	1,129,641
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	1,796,740
Series A, 5.00%, 07/01/41	750	755,342
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	320	274,431
Series A, 5.00%, 10/15/50	540	429,667

		54,344,037

Health — 8.4%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,096,069
Class A, 5.50%, 07/01/47	765	645,179
Dutchess County Local Development Corp., Refunding RB
Series B, 4.00%, 07/01/37	260	224,554
Series B, 4.00%, 07/01/38	135	115,183
Genesee County Funding Corp., Refunding RB,
Series A, 5.25%, 12/01/52	760	690,003
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	183,083
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	545	450,305
5.00%, 12/01/46	800	760,119
Series A, 5.00%, 12/01/37	1,180	1,128,211

Security	Par (000)	Value

Health (continued)
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/38	$1,150	$952,783
4.00%, 12/01/39	475	388,917
3.00%, 12/01/40	1,010	633,470
4.00%, 12/01/46	5,385	4,111,765
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	900,943
Series D, 4.25%, 05/01/39	685	617,146
New York State Dormitory Authority, Refunding RB 4.25%, 05/01/52	3,645	3,020,127
5.00%, 05/01/52	3,850	3,666,994
1st Series, 5.00%, 07/01/42	2,200	2,201,514
Series A, 5.00%, 05/01/32	2,645	2,700,630
Catholic Health Services, 4.00%, 07/01/45	675	449,711
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,540	1,715,018
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32	460	464,879
Westchester County Local Development Corp., Refunding RB(c) 5.00%, 07/01/41	510	414,308
5.00%, 07/01/46	630	489,687

		28,020,598

Housing — 12.7%
New York City Housing Development Corp., RB, M/F Housing 4.00%, 11/01/43	640	532,598
Series A, (HUD SECT 8), 2.70%, 08/01/45	225	143,642
Series A, 2.90%, 11/01/50	2,725	1,793,178
Series B-1, 5.00%, 07/01/23(d)	1,375	1,391,316
Series B-1, 5.25%, 07/01/23(d)	6,505	6,592,772
Series C-1, 4.00%, 11/01/53	2,095	1,588,884
Series D-1-B, 4.20%, 11/01/40	450	396,674
Series E-1, (SONYMA HUD SECT 8), 4.20%, 11/01/42	920	798,485
Series F-1, (FHA), 2.60%, 11/01/56	4,545	2,661,784
Series G-1, 3.90%, 05/01/45	450	364,258
Series H, 2.55%, 11/01/45	1,055	649,517
Series H, 2.60%, 11/01/50	1,810	1,106,153
Series I-1, (FHA), 2.55%, 11/01/45	3,180	2,067,270
Series I-1-A, 3.95%, 11/01/36	450	402,100
Series I-1-A, 4.05%, 11/01/41	450	391,485
Series J, 3.05%, 11/01/49	595	385,551
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	460	345,311
New York City Housing Development Corp., Refunding RB, M/F Housing 3.85%, 05/01/58	1,726	1,252,270
Series B-1-A, 3.65%, 11/01/49	940	685,380
Series B-1-A, 3.75%, 11/01/54	1,345	970,727
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	845	720,556
Series C, (FHLMC SONYMA, FNMA, GNMA), 3.38%, 11/01/49	170	117,862
Series D, (SONYMA), 3.80%, 11/01/49	1,700	1,284,926

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series E, (SONYMA), 3.80%, 11/01/49	$945	$714,268
Series H, 4.15%, 11/01/43	1,375	1,170,098
Series H, 4.20%, 11/01/48	905	742,605
Series I, 4.05%, 11/01/48	1,090	883,199
Series J-1, (SONYMA HUD SECT 8), 3.00%, 11/01/61	675	392,694
Series J-1, (SONYMA HUD SECT 8), 3.10%, 05/01/66	910	530,378
Series M-1, (FHA), 2.65%, 11/01/54	1,635	929,303
Series P, 3.15%, 11/01/54	1,100	703,747
Series A, AMT, 4.65%, 11/15/38	1,000	934,054
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	400	244,503
Series 239, (SONYMA), 2.70%, 10/01/47	1,360	922,061
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	855	745,812
Series 218, AMT, 3.85%, 04/01/38	115	99,305
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,395	1,130,562
Series 231, 2.50%, 10/01/46	2,935	1,919,669
Series 194, AMT, 3.80%, 04/01/28	2,065	1,974,171
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	2,000	1,999,970

		42,679,098

State — 14.1%
County of Suffolk New York, Refunding GO, Series A, Catholic Health Services, (BAM), 2.00%, 06/15/34	3,205	2,426,672
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S1-B, (SAW), 3.00%, 07/15/49	2,250	1,531,836
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/35	910	855,227
Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,045	4,517,474
New York Liberty Development Corp., Refunding RB, Series A, 2.75%, 11/15/41	2,700	1,803,759
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	2,000	2,115,174
Series A, 5.00%, 03/15/38	3,425	3,531,891
Series A, 5.00%, 03/15/40	3,700	3,772,302
Series A, 5.00%, 03/15/44	2,250	2,284,117
Series B, 5.00%, 03/15/38	1,000	1,026,019
Series B, 5.00%, 03/15/39	1,465	1,499,536
New York State Dormitory Authority, Refunding RB
Series B, 5.00%, 02/15/43	6,165	6,248,314
Series C, 5.00%, 03/15/38	100	103,183
New York State Thruway Authority, Refunding RB,
Series A-1, 3.00%, 03/15/48	2,250	1,542,103
New York State Urban Development Corp. Refunding RB, Series A, 5.00%, 03/15/45	1,475	1,483,739
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	5,025	4,383,111
Series C, 5.00%, 03/15/32	2,000	2,011,064

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	$6,880	$5,830,587
Town of Oyster Bay New York, Refunding GO, Series A, (AGM), 2.00%, 03/01/35	375	288,603

		47,254,711

Tobacco — 3.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	1,875	1,746,036
5.00%, 06/01/48	680	619,751
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,010	1,721,217
Series A-2-B, 5.00%, 06/01/51	765	639,210
Series B, 5.00%, 06/01/41	575	561,851
Niagara Tobacco Asset Securitization Corp., Refunding RB 5.25%, 05/15/34	1,495	1,472,585
5.25%, 05/15/40	1,500	1,447,952
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	255,140
Westchester Tobacco Asset Securitization Corp.,
Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,860	1,763,248

		10,226,990

Transportation — 48.0%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,315	2,331,469
Metropolitan Transportation Authority, RB
Series A, 5.00%, 05/15/23(d)	3,000	3,029,274
Series A, 5.00%, 11/15/42	3,500	3,547,855
Series A-1, 5.25%, 11/15/23(d)	3,240	3,306,241
Series B, 5.25%, 11/15/44	1,000	974,096
Series E, 5.00%, 11/15/38	8,750	8,397,340
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	1,000	1,000,487
Series A, (AGM), 4.00%, 11/15/46	855	699,153
Series C-1, 4.75%, 11/15/45	1,505	1,329,655
Series C-1, 5.00%, 11/15/56	1,920	1,731,464
Series D, 5.00%, 11/15/30	885	885,431
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,067,136
Sub-Series B-1, 5.00%, 11/15/51	2,360	2,371,798
Sub-Series B-2, 4.00%, 11/15/34	2,500	2,378,657
Sub-Series C-1, 5.00%, 11/15/34	3,345	3,310,068
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,167,134
New York Liberty Development Corp., Refunding RB
Series 1, 2.25%, 02/15/41	1,800	1,181,473
Series 1, 2.75%, 02/15/44	2,845	1,891,510
Series A, 3.00%, 11/15/51	1,650	1,024,818
New York State Thruway Authority, RB
Series N, 5.00%, 01/01/35	450	470,592
Series N, 4.00%, 01/01/43	5,300	4,555,122
Series A, Junior Lien, 5.00%, 01/01/36	1,400	1,418,456
New York State Thruway Authority, Refunding RB
Series J, 5.00%, 01/01/41	5,000	5,015,655
Series K, 5.00%, 01/01/29	1,750	1,807,333
Series K, 5.00%, 01/01/31	1,000	1,030,963
Series L, 5.00%, 01/01/35	810	838,721
Series O, 4.00%, 01/01/39	2,700	2,410,776
Series B, Subordinate, 4.00%, 01/01/45	4,950	4,118,449
Series B, Subordinate, 1.00%, 01/01/53	815	649,136

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 3.00%, 01/01/53	$225	$144,104
New York Transportation Development Corp., ARB AMT, 5.00%, 12/01/35	3,405	3,229,820
Series A, AMT, 5.00%, 07/01/41	1,805	1,662,827
Series A, AMT, 5.00%, 07/01/46	1,885	1,710,334
Series A, AMT, 5.25%, 01/01/50	11,605	10,685,315
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	1,535	1,124,266
New York Transportation Development Corp., Refunding RB 5.00%, 12/01/32	1,600	1,624,819
Series A, AMT, 5.00%, 12/01/32	1,000	973,480
Series A, AMT, 4.00%, 12/01/41	225	174,720
Series A, AMT, 4.00%, 12/01/42	225	172,502
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	100,114
AMT, 5.00%, 04/01/35	90	89,914
AMT, 5.00%, 04/01/36	95	94,711
AMT, 5.00%, 04/01/37	110	109,298
AMT, 5.00%, 04/01/38	55	54,557
AMT, 5.00%, 04/01/39	80	79,357
Port Authority of New York & New Jersey, ARB,
Series 221, AMT, 4.00%, 07/15/55	7,275	5,821,950
Port Authority of New York & New Jersey, Refunding ARB Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,309,707
Series 179, 5.00%, 12/01/38	1,390	1,397,787
Series 211th, 4.00%, 09/01/43	5,000	4,361,155
178th Series, AMT, 5.00%, 12/01/43	750	750,653
195th Series, AMT, 5.00%, 04/01/36	1,400	1,408,816
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	242,720
Series 178th, AMT, 5.00%, 12/01/33	1,000	1,002,967
Series 223, AMT, 4.00%, 07/15/39	2,825	2,514,213
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/40	3,165	3,097,051
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/45	5,435	5,519,781
Series B, 5.00%, 11/15/40	940	952,553
Series B, 5.00%, 11/15/45	820	826,352
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	5,000	5,073,750
Series A, 5.25%, 11/15/45	1,280	1,301,684
Series A, 5.00%, 11/15/46	5,000	5,027,675
Series A, 5.00%, 11/15/50	3,000	3,012,582
Series A, 4.00%, 05/15/51	1,135	933,037
Series A, 5.00%, 05/15/57	1,140	1,146,911
Series A-1, 5.00%, 05/15/51	1,055	1,071,285
Series B, 5.00%, 11/15/37	8,225	8,409,166
Series C, 5.00%, 11/15/37	870	897,720
Series C, 4.13%, 05/15/52	8,080	6,833,555
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(b)	7,670	4,952,856

		160,836,326

Security	Par (000)	Value

Utilities — 19.4%
Long Island Power Authority Refunding, RB, Series A, 5.00%, 09/01/42	$1,175	$1,182,155
Long Island Power Authority, RB 5.00%, 09/01/35	1,000	1,027,365
5.00%, 09/01/36	825	840,226
5.00%, 09/01/37	3,175	3,242,789
5.00%, 09/01/42	280	280,823
5.00%, 09/01/47	1,355	1,359,286
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	755,526
New York City Municipal Water Finance Authority, RB
Series BB-1, 3.00%, 06/15/50	2,270	1,541,741
Series CC-1, 4.00%, 06/15/52	5,400	4,517,100
Series DD, 5.25%, 06/15/47	3,850	3,931,412
Series DD-1, 4.00%, 06/15/49	1,135	962,884
Series DD-1, 3.00%, 06/15/50	795	539,949
New York City Municipal Water Finance Authority, Refunding RB
Series EE, 5.00%, 06/15/40	4,290	4,402,381
Series FF, 5.00%, 06/15/40	2,000	2,049,400
Series HH, 5.00%, 06/15/39	2,250	2,281,563
Sub-Series AA-1, 3.00%, 06/15/50	1,370	930,478
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	2,280	1,963,616
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	2,920	2,497,555
Series A, 4.00%, 11/15/60	8,930	7,377,234
New York State Environmental Facilities Corp., RB 5.00%, 08/15/41	3,630	3,724,986
Series B, Subordinate, 5.00%, 06/15/48	1,120	1,147,251
New York State Environmental Facilities Corp., Refunding RB 4.00%, 06/15/47	1,770	1,535,978
Series A, 5.00%, 06/15/40	1,545	1,576,519
Series A, 5.00%, 06/15/45	7,935	8,045,289
Series A, Subordinate, 4.00%, 06/15/46	1,000	882,037
Suffolk County Water Authority, RB, Series B, 3.00%, 06/01/45	4,500	3,274,051
Utility Debt Securitization Authority, Refunding RB,
Series A, Restructured, 5.00%, 12/15/35	3,000	3,115,002

		64,984,596

Total Municipal Bonds in New York		529,844,340

Puerto Rico — 5.0%

State — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	783	655,011
Series A-1, Restructured, 5.00%, 07/01/58	5,368	4,592,437
Series A-2, Restructured, 4.78%, 07/01/58	390	323,408
Series A-2, Restructured, 4.33%, 07/01/40	10,319	8,755,981
Series B-1, Restructured, 4.75%, 07/01/53	620	516,065

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$601	$495,766
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	6,358	1,379,826

Total Municipal Bonds in Puerto Rico		16,718,494

Total Municipal Bonds — 163.3% (Cost: $605,267,506)		547,058,053

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 6.9%

County/City/Special District/School District — 0.8%
City of New York, Refunding GO, Sub-Series 1-I, 5.00%, 03/01/36	2,500	2,534,954

Education — 0.6%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/33	1,981	2,007,441

Housing — 1.4%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	3,555	3,099,095
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,002	1,693,452

		4,792,547

State — 0.9%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(f)	2,950	3,029,653

Transportation — 2.1%
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	3,405	3,450,747
Series 231, AMT, 5.50%, 08/01/47(f)	3,193	3,376,942

		6,827,689

Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, 5.00%, 06/15/38(f)	1,151	1,181,980
Utility Debt Securitization Authority, Refunding RB, Restructured, Series B, 4.00%, 12/15/35	2,600	2,570,342

		3,752,322

Total Municipal Bonds in New York		22,944,606

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.9% (Cost: $24,381,708)		22,944,606

Total Long-Term Investments — 170.2% (Cost: $629,649,214)		570,002,659

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.76%(g)(h)	15,882,899	$15,882,899

Total Short-Term Securities — 4.7% (Cost: $15,882,900)		15,882,899

Total Investments — 174.9% (Cost: $645,532,114)		585,885,558

Other Assets Less Liabilities — 1.9%		6,368,247

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.2)%		(13,994,170)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (72.6)%		(243,313,805)

Net Assets Applicable to Common Shares — 100.0%		$334,945,830

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 1, 2030, is $4,864,364.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$620,554	$15,262,345	(a)	$—	$—	$—	$15,882,899	15,882,899	$31,739	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	125	12/20/22	$13,836	$370,155
U.S. Long Bond	209	12/20/22	25,263	1,131,931
5-Year U.S. Treasury Note	119	12/30/22	12,690	289,644

				$1,791,730

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$547,058,053	$—	$547,058,053
Municipal Bonds Transferred to Tender Option Bond Trusts	—	22,944,606	—	22,944,606
Short-Term Securities
Money Market Funds	15,882,899	—	—	15,882,899

	$15,882,899	$570,002,659	$—	$585,885,558

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,791,730	$—	$—	$1,791,730

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(13,921,576)	$—	$(13,921,576)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(257,521,576)	$—	$(257,521,576)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MTA	Month Treasury Average

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7